Schedule of Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Deferred tax assets (foreign):
U.S. federal research and development tax credit carryforward	$ 465,581	$ 734,173
Income Tax Jurisdiction, Domestic Federal, State, and Local [Member]
Deferred tax assets (foreign):
U.S. federal research and development tax credit carryforward	465,581	734,173
Accrued Expenses	52,840	56,346
Provisions	43,007	29,803
Deferred tax assets	561,428	820,322
Income Tax Jurisdiction, Foreign [Member]
Deferred tax assets (foreign):
Accrued Expenses	70,267	52,180
Provisions	146,013	104,941
Lease liabilities	9,456	28,898
Intangibles	509,405	371,410
Carryforward tax losses	2,408,124	2,331,044
Valuation allowance	(2,408,124)	(2,331,044)
Deferred tax assets	735,141	557,429
Deferred tax liabilities (foreign):
Unrealized gains/loss on loans to subsidiaries	(1,538,384)	(2,736,709)
Right-of-use assets	(17,755)	(44,893)
Accrued income
Deferred tax liabilities (foreign)	(1,556,139)	(2,781,602)
Net deferred tax liability (foreign)	$ (820,998)	$ (2,224,173)